Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

March 31, 2013

Dates Covered
Collections Period	03/01/13 - 03/31/13
Interest Accrual Period	03/15/13 - 04/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/13	170,332,115.50	22,936
Yield Supplement Overcollateralization Amount at 02/28/13	4,421,429.59	0

Receivables Balance at 02/28/13	174,753,545.09	22,936
Principal Payments	11,212,833.79	516
Defaulted Receivables	150,477.17	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/13	3,942,664.21	0

Pool Balance at 03/31/13	159,447,569.92	22,407

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	2,003,327.05	193
Past Due 61-90 days	286,575.58	30
Past Due 91 + days	85,970.26	13

Total	2,375,872.89	236

Total 31+ Delinquent as % Ending Pool Balance	1.49%

Recoveries	131,257.97

Aggregate Net Losses/(Gains) - March 2013	19,219.20

Overcollateralization Target Amount	9,566,854.20
Actual Overcollateralization	9,566,854.20

Weighted Average APR	4.57%
Weighted Average APR, Yield Adjusted	7.53%
Weighted Average Remaining Term	23.35

Flow of Funds	$ Amount

Collections	11,959,017.46
Advances	(961.45)
Investment Earnings on Cash Accounts	535.36
Servicing Fee	(145,627.95)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	11,812,963.42

Distributions of Available Funds
(1) Class A Interest	236,131.48
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	664,618.65
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	9,566,854.20
(7) Distribution to Certificateholders	1,264,024.29
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,812,963.42

Servicing Fee	145,627.95
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 03/15/13	160,112,188.57
Principal Paid	10,231,472.85
Note Balance @ 04/15/13	149,880,715.72

Class A-1
Note Balance @ 03/15/13	0.00
Principal Paid	0.00
Note Balance @ 04/15/13	0.00
Note Factor @ 04/15/13	0.0000000%

Class A-2
Note Balance @ 03/15/13	0.00
Principal Paid	0.00
Note Balance @ 04/15/13	0.00
Note Factor @ 04/15/13	0.0000000%

Class A-3
Note Balance @ 03/15/13	0.00
Principal Paid	0.00
Note Balance @ 04/15/13	0.00
Note Factor @ 04/15/13	0.0000000%

Class A-4
Note Balance @ 03/15/13	128,216,188.57
Principal Paid	10,231,472.85
Note Balance @ 04/15/13	117,984,715.72
Note Factor @ 04/15/13	59.5563566%

Class B
Note Balance @ 03/15/13	31,896,000.00
Principal Paid	0.00
Note Balance @ 04/15/13	31,896,000.00
Note Factor @ 04/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	317,466.28
Total Principal Paid	10,231,472.85

Total Paid	10,548,939.13

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	236,131.48
Principal Paid	10,231,472.85

Total Paid to A-4 Holders	10,467,604.33

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3462002
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1575251

Total Distribution Amount	11.5037253

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.1919451
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	51.6464562

Total A-4 Distribution Amount	52.8384013

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	64.96
Noteholders’ Principal Distributable Amount	935.04

Account Balances	$ Amount

Advances
Balance as of 02/28/13	19,084.45
Balance as of 03/31/13	18,123.00
Change	(961.45)

Reserve Account
Balance as of 03/15/13	2,345,271.93
Investment Earnings	92.06
Investment Earnings Paid	(92.06)
Deposit/(Withdrawal)	—
Balance as of 04/15/13	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93